Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated net unrealized loss on translation of net investment in foreign operations	$ 5	$ 5
Balance, beginning of year	54
Balance, end of year	(32)	54
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	45	(16)
Balance, beginning of year	44
Net unrealized (loss) gain	(81)	46
Reclassification of net loss (gain) to net income	(2)	15
Balance, end of year	(39)	45
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	4	9
Balance, beginning of year	5
Net unrealized (loss) gain	(1)	(3)
Reclassification of net loss (gain) to net income	(2)	(2)
Balance, end of year	$ 2	$ 4